Regulatory Matters - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Percentage of capital conservation buffer minimum risk-based capital requirement	0.625%
Capital conservation buffer phase period	3 years